Label	Element	Value
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks high current income exempt from federal income tax by investing in municipal securities that fund projects that support positive social and environmental outcomes with a bias to underserved communities;

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	total return is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 36 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. Although the Fund does not impose any sales charge on Institutional Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in this table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated after one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 36 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Does not include the portion of extraordinary proxy-related expenses borne by the Institutional Class. Had these been included, “Other expenses”, “Total annual operating expenses” and “Total annual operating expenses after fee waiver and/or expense reimbursement” for the Institutional Class would have been 0.58%, 0.98%, and 0.54%, respectively.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goals, the Fund mainly invests in municipal debt securities across the credit spectrum that finance projects that support beneficial environmental and social outcomes in U.S. communities, targeting positive impact alongside a financial return. The Fund normally invests at least 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from federal income tax and other investments that provide investment exposure to such securities; however, the Fund may invest without limit in municipal securities the interest on which may be an item of tax preference for purposes of the federal alternative minimum tax (“Tax Preference Item”). The Fund’s dividends are generally exempt from federal income tax, although a portion thereof may be a Tax Preference Item, which means shareholders may have to pay alternative minimum tax on such income. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

Municipal securities include securities issued by U.S. states, any of their political subdivisions, agencies, or instrumentalities, or by U.S. territories and possessions, such as Guam, the U.S. Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The Fund may invest in debt securities of any maturity or duration and does not have a target maturity or duration. The Fund may invest in debt securities across the credit spectrum, including investment grade securities, below investment grade securities (commonly known as “junk bonds”), and unrated securities, and has no limit on the percentage of its assets that it may invest in securities of a particular credit quality. The Fund considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Fund seeks to reduce its exposure to credit risk by diversifying its assets among many municipal issuers and among the different types and maturities of municipal securities available.

The Portfolio Managers employ a research driven investment approach that proactively targets municipal securities that they believe fund projects that support positive social and environmental outcomes, with a bias to underserved communities. The Portfolio Managers believe examples of positive social outcomes include: improving access to basic needs such as housing, education, and health services. Projects could include, for example, low-to-moderate income housing or school district related financing. The Portfolio Managers believe examples of positive environmental outcomes include: addressing climate change, providing for energy needs in a sustainable manner, and conserving the natural environment. Projects could include, for example, mass transit and green infrastructure, water and sewage system improvements, and recycling and waste management. The Portfolio Managers evaluate investments based on their belief of the following impact criteria: sustainable issuers (e.g., to what extent do the Portfolio Managers believe the issuer sustainable with respect to governance, fiscal responsibility, management of material social and environmental issues, and transparency and disclosure practices?); social and environmental use of proceeds (e.g., will the debt proceeds be used for a project that the Portfolio Managers believe is essential, significant, and overall positive?); and places with higher potential for incremental positive impact (e.g., does the project target a geographic location that the Portfolio Managers believe to have a higher relative need?). The Portfolio Managers regularly engage with the manager’s Environmental, Social and Governance (“ESG”) and Impact Investing Team on the application of these impact criteria to security selection and portfolio management.

Impact considerations are integrated into the credit analysis and bond selection process. As part of this larger process, the Portfolio Managers analyze individual issues and look for securities that they believe offer compelling risk-adjusted return potential, with a secondary emphasis on duration control (i.e., monitoring and managing interest rate risk) and yield curve positioning (i.e., seeking attractive maturities on the yield curve). The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers’ outlook on the investment, including the compatibility of the investment with the Fund’s impact objectives or the market changes.

In pursuing its goal, the Fund may invest in tender option bonds (which include inverse floaters created as part of tender option bond transactions), zero coupon municipal securities, inflation-linked debt securities, restricted securities (e.g., Rule 144A securities), mortgage-related securities (e.g., single and multi-family housing bonds) and other asset-backed securities, and fixed, variable, and floating rate municipal securities. The Fund may also invest in other investment companies, including funds in the Neuberger Berman fund family and unaffiliated investment companies, including exchange-traded funds (“ETFs”, and collectively, “Underlying Funds”), if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund may also invest in derivative instruments as a means of hedging or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers and increasing the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. These derivative instruments may include options, futures (including Treasury futures), inverse floating rate securities and swaps, such as total return swaps, credit default swaps and interest rate swaps. The Fund may also engage in when-issued and forward-settling transactions, which involve buying or selling securities with payment and delivery taking place at a future date. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of municipal issuers that provide interest income that is exempt from federal income tax and other investments that provide investment exposure to such securities; however, the Fund may invest without limit in municipal securities the interest on which may be a Tax Preference Item. The Fund may not change this fundamental policy without shareholder approval. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets or market values will not require the Fund to dispose of a holding.

The Fund is not an appropriate investment for tax-advantaged retirement accounts, such as 401(k) plan accounts or individual retirement accounts, or for investors subject to the federal alternative minimum tax, and may not be beneficial for investors in low tax brackets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the market for municipal debt instruments, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The Fund’s use of derivative instruments will result in leverage which amplifies the risks that are associated with these markets. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; in such a case, it will not be pursuing its principal investment strategies.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance:

Call Risk. Upon the issuer’s desire to call a security, or under other circumstances where a security is called, including when interest rates are low and issuers opt to repay the obligation underlying a “callable security” early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able, to pay interest and/or principal when due. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Derivatives Risk. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Futures. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. This could be the case if, for example, a futures price has increased or decreased by the maximum allowable daily limit and there is no buyer (or seller) willing to purchase (or sell) the futures contract that the Fund needs to sell (or buy) at that limit price.

Options. When the Fund writes a covered call option, it assumes the risk that it will have to sell the underlying instrument at an exercise price that may be lower than the market price of the instrument, and it gives up the opportunity to profit from a price increase in the underlying instrument above the exercise price. If a call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument. If a call option that the Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium it received; however, in the case of a covered call, that gain may be offset by a decline in the market value of the underlying instrument during the option period.

When the Fund writes a put option, it assumes the risk that it will have to purchase the underlying instrument at an exercise price that may be higher than the market price of the instrument and the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. If the market price of the underlying instrument declines, the Fund would expect to suffer a loss. However, the premium the Fund received for writing the put should offset a portion of the decline.

If an option that the Fund has purchased expires unexercised, the Fund will experience a loss in the amount of the premium it paid and the use of those funds.

Swaps. Swap transactions generally do not involve delivery of reference instruments or payment of the notional amount of the contract. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If the Fund sells a credit default swap, however, the risk of loss may be the entire notional amount of the swap. Swap agreements may shift the Fund’s investment exposure from one type of investment to another.

Historically, the absence of an organized exchange or market for swap transactions led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires many swaps to be executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The swap market is changing as a result of this legislation. The use of an organized exchange or market for swap transactions may not result in swaps being easier to trade or value.

ETF Risk. An ETF, which is an investment company, may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Illiquid Investments Risk. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Impact and ESG Criteria Risk. The Fund’s impact and ESG criteria could cause it to sell or avoid instruments that subsequently perform well. The Fund may underperform funds that do not follow an impact and ESG criteria. Changes in the priorities or policies of the federal government may cause it to reduce or suspend its support for certain types of projects in which the Fund has invested or change laws or regulations from which the projects might benefit, causing such projects to be less viable financially or lessening their positive social or environmental impact.

Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted upward for inflation, if any) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For inflation-linked securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In periods of deflation, the Fund may have no income at all from such investments. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

Interest Rate Risk. The Fund’s yield and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.

Inverse Floater Risk. An inverse floater earns interest at rates that vary inversely to changes in short-term interest rates. An inverse floater produces less income (and may produce no income) and may decline in value when market rates rise. Whereas ordinary fixed income securities suffer a decline in value when market rates rise, this phenomenon is exacerbated in the case of inverse floaters, because when market rates rise, the rate paid by the inverse floater declines, producing greater price and income volatility than a conventional fixed-rate bond with comparable credit quality and maturity. An investment in an inverse floater may involve greater risk than an investment in a fixed rate security. Inverse floaters generally will underperform the market for fixed rate securities in a rising interest rate environment. An inverse floater typically involves leverage, which can magnify the Fund’s losses.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value. Derivatives and when-issued and forward-settling securities may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful and the Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities also may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of lower-rated debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Geopolitical risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Mortgage- and Asset-Backed Securities Risk. The value of mortgage- and asset-backed securities will be influenced by the factors affecting the housing market or the assets underlying the securities. These securities tend to be more sensitive to changes in interest rates than other types of debt securities. In addition, investments in mortgage- and asset-backed securities may be subject to prepayment and extension risk, call risk, credit risk, valuation risk, and illiquid investment risk, sometimes to a higher degree than various other types of debt securities. These securities are also subject to the risk of default on the underlying mortgages or assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Municipal Securities Risk. The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality or other issuer, or an insurer of municipal securities, may make it difficult for it to pay interest and principal when due and may affect the overall municipal securities market. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. Municipal issuers have on occasion defaulted on obligations, been downgraded, or commenced insolvency proceedings.

Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market. Interest on municipal securities paid out of current or anticipated revenues from a specific project or specific asset (so-called “private activity bonds”) may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could affect the economic viability of facilities that are the sole source of revenue to support private activity bonds. To the extent that the Fund earns interest income on private activity bonds, a part of its dividends will be a Tax Preference Item.

Municipal bonds may be bought or sold at a market discount (i.e., a price less than the bond’s principal amount or, in the case of a bond issued with original issue discount (“OID”), a price less than the amount of the issue price plus accrued OID). If the market discount is more than a de minimis amount, and if the bond has a maturity date of more than one year from the date it was issued, then any market discount that accrues annually, or any gains earned on the disposition of the bond, generally will be subject to federal income taxation as ordinary (taxable) income rather than as capital gains.

New York State Specific Risk. In June 2018, Shareholders of the Fund approved a change to the Fund’s fundamental policy to no longer require that the Fund invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes. Since the Fund invested 80% of its net assets in municipal securities of New York issuers prior to June 2018, it is anticipated that it will continue to invest a significant amount of assets in municipal securities of New York issuers until the new investment strategy is largely implemented by the Fund, which is anticipated to occur over the next year. Accordingly, the Fund is still more vulnerable to unfavorable economic, political and regulatory developments in New York than are funds that have invested in municipal securities of many states. The economic and financial condition of New York State, New York City and other municipalities of New York are closely related, and any financial difficulty in these jurisdictions may have an adverse effect on New York municipal securities held by the Fund. Certain issuers of New York municipal securities have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Other Investment Company Risk. To the extent the Fund invests in ETFs or other investment companies, including money market funds, its performance will be affected by the performance of those other investment companies. Investments in ETFs and other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow into the issuer, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result of prepayment, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates, and may lose any premium it paid to acquire the security. Conversely, rising market interest rates generally result in slower payoffs or extension, which effectively increases the duration of certain debt securities, heightening interest rate risk and increasing the magnitude of any resulting price declines.

Recent Market Conditions. Some countries, including the U.S., are considering the adoption of more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The U.S. is also said to be considering significant new investments in infrastructure and national defense which, coupled with lower federal taxes, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out. Also, prices of many U.S. equity securities have increased substantially for the last several years, U.S. unemployment has declined and many market prognosticators reportedly expect the Fed to raise interest rates in an effort to limit inflation and/or believe the market may experience a “correction” to lower values.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. Rising interest rates may have a negative effect on the value of any municipal bonds held by the Fund, which could subject them to adverse tax treatment in the hands of potential purchasers to the extent they are subject to market discount, as described in “Municipal Securities Risk” above, further lowering their value.

In addition, global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. Regulators have expressed concern that a general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities, and that such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Restricted Securities Risk. Restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Risks of Investing in Affiliated Underlying Funds. The Fund may invest in affiliated Underlying Funds. The investment performance of the Fund is directly related to the investment performance of those affiliated Underlying Funds and to the allocation of its assets among those affiliated Underlying Funds. To the extent the Fund’s assets are invested in an affiliated Underlying Fund, the Fund is exposed to the same principal risks as the affiliated Underlying Fund. The Fund is also exposed to the affiliated Underlying Funds’ expenses in direct proportion to the allocation of its assets to the affiliated Underlying Funds, which could result in the duplication of certain fees, including the administration fees that are paid to Neuberger Berman Investment Advisers LLC (“NBIA”). NBIA is the investment manager for both the Fund and the affiliated Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the affiliated Underlying Funds. This conflict of interest is reduced, however, because the Manager has undertaken to waive a portion of the Fund’s advisory fee equal to the advisory fee it receives from affiliated Underlying Funds on the Fund’s assets invested in those affiliated Underlying Funds.

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Tender Option Bonds and Related Securities Risk. The Fund’s use of tender option bonds may reduce the Fund’s return and/or increase volatility. Tender option bonds are created when municipal bonds are deposited into a trust or other special purpose vehicle, which issues two classes of certificates with varying economic interests. Holders of floating rate certificates receive tax-exempt interest based on short-term rates and may tender the certificates to the trust at face value. Holders of residual income certificates (“inverse floaters”) receive tax-exempt interest at a rate based on the difference between the interest rate earned on the underlying bonds and the interest paid to floating rate certificate holders, and bear the risk that the underlying bonds decline in value. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment in tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including greater risk of loss of principal. Certain tender option bonds may be illiquid. A trust may be terminated if, for example, the issuer of the underlying bond defaults on interest payments or the credit rating assigned to the issuer of the underlying bond is downgraded.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Instruments Risk. The market prices of instruments with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of instruments with fixed interest rates. Variable and floating rate instruments may decline in value if market interest rates or interest rates paid by such instruments do not move as expected. Certain types of floating rate instruments, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities.

When-Issued and Forward-Settling Securities Risk. When-issued and forward-settling securities can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s share price; may cause the Fund to liquidate positions when it may not be advantageous to do so, in order to satisfy its purchase obligations; and are subject to the risk that the security will not be issued or that a counterparty will fail to complete the sale or purchase of the security, in which case the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.

Zero Coupon Bond Risk. Zero coupon bonds do not make periodic interest payments. Instead, they are sold at a discount from their face value and can be redeemed at face value when they mature. The market value of a zero coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that make periodic interest payments. Zero coupon bonds may also respond to changes in interest rates to a greater degree than other fixed income securities with similar maturities and credit quality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.  The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of one or more broad-based market indices. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. The performance of Class A and Class C in the table is that of the Fund’s Institutional Class and has been adjusted to reflect the maximum sales charges applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Because Institutional Class has lower expenses than Class A and Class C, its performance typically would have been better than that of Class A and Class C.

Prior to June 16, 2018, the Fund had a different goal and principal investment strategies, which included a policy to invest 80% of its net assets in securities of municipal issuers that provide interest income that is exempt from New York State and New York City personal income taxes and invest in only investment grade securities. Its performance prior to that date might have been different if the current goal and principal investment strategies had been in effect.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 ‘14, 2.75% Worst quarter: Q4 ‘16, -3.18% Year-to-date performance as of 3/31/2018: -1.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 3/31/2018
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/17
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 16, 2018, the Fund changed its principal investment strategy. Effective that date it began comparing its performance to the Bloomberg Barclays Municipal Bond Index rather than the Bloomberg Barclays 7-Year G.O. Index to correspond with the Fund’s revised principal investment strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Municipal Impact Fund (formerly, New York Municipal Income Fund)
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund) | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) **
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%	[1]
Since Inception (3/11/2013*)	rr_AverageAnnualReturnSinceInception	3.11%	[1],[2]
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund) | 65% Bloomberg Barclays Municipal Bond Index/35% Bloomberg Barclays Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.92%
Since Inception (3/11/2013*)	rr_AverageAnnualReturnSinceInception	3.53%	[2]
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund) | Bloomberg Barclays 7-Year G.O. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%
Since Inception (3/11/2013*)	rr_AverageAnnualReturnSinceInception	2.35%	[2]
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum contingent deferred sales charge (as a % of the lower of original price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[4],[5]
Total annual operating expenses	rr_ExpensesOverAssets	1.15%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 503
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,668
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	503
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	670
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,668
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
Since Inception (3/11/2013*)	rr_AverageAnnualReturnSinceInception	1.28%	[2]
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[4],[5]
Total annual operating expenses	rr_ExpensesOverAssets	1.90%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.55%	[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	490
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,131
1 Year	rr_AverageAnnualReturnYear01	2.36%
Since Inception (3/11/2013*)	rr_AverageAnnualReturnSinceInception	2.20%	[2]
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.47%	[4],[5]
Total annual operating expenses	rr_ExpensesOverAssets	0.87%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.43%	[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	345
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	943
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	345
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 943
Annual Return 2014	rr_AnnualReturn2014	7.35%
Annual Return 2015	rr_AnnualReturn2015	2.44%
Annual Return 2016	rr_AnnualReturn2016	0.09%
Annual Return 2017	rr_AnnualReturn2017	3.36%
1 Year	rr_AverageAnnualReturnYear01	3.36%
Since Inception (3/11/2013*)	rr_AverageAnnualReturnSinceInception	2.20%	[2]
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund) | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.31%
Since Inception (3/11/2013*)	rr_AverageAnnualReturnSinceInception	2.09%	[2]
Class A Shares (NIMAX), Class C Shares (NIMCX), Institutional Class Shares (NMIIX) | Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund) | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.77%
Since Inception (3/11/2013*)	rr_AverageAnnualReturnSinceInception	2.11%	[2]

[1]	** On June 16, 2018, the Fund changed its principal investment strategy. Effective that date it began comparing its performance to the Bloomberg Barclays Municipal Bond Index rather than the Bloomberg Barclays 7-Year G.O. Index to correspond with the Fund's revised principal investment strategy.
[2]	* This date reflects when the Manager first became the investment manager to the Fund.
[3]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated after one year of purchase.
[4]	"Other expenses" are based on estimated amounts for the current fiscal year; actual expenses may vary.
[5]	Does not include the portion of extraordinary proxy-related expenses borne by the Institutional Class. Had these been included, "Other expenses", "Total annual operating expenses" and "Total annual operating expenses after fee waiver and/or expense reimbursement" for the Institutional Class would have been 0.58%, 0.98%, and 0.54%, respectively.
[6]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.80%, 1.55% and 0.43% of average net assets, respectively. Each of these undertakings lasts until 10/31/2021 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.80%, 1.55% and 0.43% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.